CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary share CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserve CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)	Total Yunji Inc. shareholders' deficit CNY (¥)	Non- controlling interest CNY (¥)
Balance at Dec. 31, 2017	¥ (1,918,601)					¥ 4,227		¥ (1,922,828)	¥ (1,918,601)
Balance (Shares) at Dec. 31, 2017 | shares			1,268,000,000
Net loss	(56,326)							(59,688)	(59,688)	¥ 3,362
Accretion on convertible redeemable preferred shares to redemption value	(2,187,633)				¥ (54,193)			(2,133,440)	(2,187,633)
Deemed dividend from Preferred Shareholders	107				(107)			107
Appropriation to statutory reserves						4,277		(4,277)
Foreign currency translation adjustments	55,565						¥ 55,565		55,565
Issuance of ordinary shares at par value	36		¥ 36						36
Capital injection from non-controlling interests	3,000									3,000
Re-designation to Series A convertible redeemable preferred shares from Initial Ordinary Shareholders' contribution, including beneficial conversion feature (Shares) | shares			(116,600,000)
Re-designation to Series A convertible redeemable preferred shares from Initial Ordinary Shareholders' contribution, including beneficial conversion feature	(60,796)							(60,796)	(60,796)
Shared-based compensation	54,300				54,300				54,300
Balance at Dec. 31, 2018	(4,110,455)		¥ 36			8,504	55,565	(4,180,922)	(4,116,817)	6,362
Balance (Shares) at Dec. 31, 2018 | shares			1,151,400,000
Net loss	(123,834)							(125,762)	(125,762)	1,928
Accretion on convertible redeemable preferred shares to redemption value	(1,532,013)				(36,494)			(1,495,519)	(1,532,013)
Appropriation to statutory reserves						3,129		(3,129)
Issuance of ordinary shares upon Initial Public Offering	737,297		¥ 4		737,293				737,297
Issuance of ordinary shares upon Initial Public Offering (Shares) | shares			112,174,470
Foreign currency translation adjustments	33,298						33,298		33,298
Conversion of redeemable preferred shares	6,446,060		¥ 30		6,446,030				6,446,060
Conversion of redeemable preferred shares (Shares) | shares			895,216,752
Repurchasing common stock	(117,371)			¥ (117,371)					(117,371)
Repurchasing common stock (Shares) | shares				(33,829,860)
Issuance of ordinary shares due to the exercise of share option	1,080			¥ 5,769	(4,689)				1,080
Issuance of ordinary shares due to the exercise of share option (Shares) | shares				1,407,920
Issuance of restricted shares				¥ 14,933	(14,933)
Issuance of restricted shares (Shares) | shares				3,036,290
Capital injection from non-controlling interests	2,400									2,400
Shared-based compensation	128,197				128,197				128,197
Balance at Dec. 31, 2019	1,464,659		¥ 70	¥ (96,669)	7,255,404	11,633	88,863	(5,805,332)	1,453,969	10,690
Balance (Shares) at Dec. 31, 2019 | shares			2,158,791,222	(29,385,650)
Net loss	(151,692)	$ (23,245)						(146,346)	(146,346)	(5,346)
Appropriation to statutory reserves						6,467		(6,467)
Foreign currency translation adjustments	(79,411)	(12,170)					(79,411)		(79,411)
Repurchasing common stock	(23,171)			¥ (23,171)					(23,171)
Repurchasing common stock (Shares) | shares				(6,246,410)
Issuance of ordinary shares due to the exercise of share option	8,004			¥ 31,489	(23,485)				8,004
Issuance of ordinary shares due to the exercise of share option (Shares) | shares				9,151,290
Issuance of restricted shares				¥ 3,149	(3,149)
Issuance of restricted shares (Shares) | shares				954,960
Capital injection from non-controlling interests	2,300									2,300
Shared-based compensation	98,378				98,378				98,378
Disposal of a subsidiary	(2,999)					(5,476)		6,060	584	(3,583)
Dividend to non-controlling interest shareholders	(1,200)									(1,200)
Balance at Dec. 31, 2020	¥ 1,314,868	$ 201,512	¥ 70	¥ (85,202)	¥ 7,327,148	¥ 12,624	¥ 9,452	¥ (5,952,085)	¥ 1,312,007	¥ 2,861
Balance (Shares) at Dec. 31, 2020 | shares			2,158,791,222	(25,525,810)